Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13 – SHAREHOLDERS' EQUITY

On January 7, 2019, the Company completed its initial public offering on the NASDAQ Capital Market under the symbol of "MTC". The Company offered 1,800,000 common shares at $4 per share. Net proceeds raised by the Company from the initial public offering amounted to $6,478,801 after deducting underwriting discounts and commissions and other offering expenses. Out of the $6.5 million net proceeds, $500,000 was deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of January 7, 2019. On January 7, 2019, the Company sold additional 270,000 common shares at $4 per share. Net proceeds raised by the Company amounted to $993,600 after deducting underwriting discounts. As a result, the Company raised a total of $7,472,401 from the issuance of 2,070,000 shares of common stock in January 2019.

On January 4, 2018, MMTEC, Inc. was incorporated in the British Virgin Islands. On the same day, the Company issued 20,000 common shares at $0.001 per share to its two directors/incorporators with cash proceeds of $20. On March 23, 2018, the Company issued 8,980,000 common shares at $0.18 per share to eight individuals and four companies for total cash proceeds of $1,616,400. On May 23, 2018, the Company issued 45,000,000 common shares at $0.001 per share to the same 12 shareholders for total cash proceeds of $45,000. On August 7, 2018, the Company repurchased 36,000,000 common shares from the foregoing 14 shareholders through a privately negotiated transaction at an aggregate price of $36,000. The treasury stock purchase amount was paid to the shareholders in full in January 2019.

Shares Authorized

The Company is authorized to issue 500,000,000 shares of stock with a par value of $0.001 per share.

There are 54,000,000 shares of common stock issued and 20,700,000 shares of common stock outstanding as of December 31, 2019.

There are 54,000,000 shares of common stock issued and 18,000,000 shares of common stock outstanding as of December 31, 2018.

Treasury Stock

The Company records treasury stock using the cost method. On August 7, 2018, the Company repurchased 36,000,000 shares of its common stock from 14 shareholders through a privately negotiated transaction at an aggregate price of $36,000.

Shareholders' Contribution

During the year ended December 31, 2019, there was no Company's shareholders contribution to the Company for working capital needs.

During the year ended December 31, 2018, Zhen Fan, who is the chief executive officer and 16.3% shareholder of the Company, and Hinman Au, who is a director, member of board and 1.8% shareholder of the Company, made contributions with the amount of $3,834 and $1,614, respectively, to the Company for working capital needs and the Company recorded an increase in additional paid-in capital.